DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended		8 Months Ended	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Net sales				$ 1,017,932	$ 1,424,931
Operating expenses				(3,097,661)	(3,006,216)
Benefit from (provision for) income taxes					632,514
Income (loss) from discontinued operations				$ (2,079,729)	$ (948,771)